Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Nov. 25, 2025
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (6,782,691)			$ (2,037,496)
Short-term investments	$ 1,435,901				$ 1,435,901
Statutory reserve percentage	10.00%
Registered capital percentage	50.00%
Government authorities insured		¥ 500,000	$ 800,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	31.00%	31.00%	31.00%	54.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	48.00%	48.00%	48.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	23.00%	23.00%	23.00%	32.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	21.00%	21.00%	21.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	18.00%	18.00%
Customer Concentration Risk [Member] | Major Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					33.00%
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate balance	$ 458,317				$ 999,148
Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	50.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	39.00%	39.00%	39.00%	34.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	69.00%	69.00%	69.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%	24.00%	24.00%	20.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	11.00%	11.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%	20.00%	20.00%	16.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	12.00%
iTonic Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquisition						51.00%